Climate change - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended			120 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2030
Disclosure Of Climate Change [Line Items]
Assets (liabilities)	$ (48,530)	$ (48,766)
Property, plant and equipment	71,818	61,295	$ 73,813
Expenditure on carbon credits	15
Additions to right-of-use assets	$ 542	866
Percentage of increase in metallurgical coal closure and rehabilitation provisions Cost	15.00%
Increase in metallurgical coal closure and rehabilitation provisions Cost	$ 250
Amount By which metallurgical coal assets carrying value of asset exceedsIts estimated valuation	6,500
Entity estimated decarbonisation capital expenditure	4,000
Entity estimated capital expenditure	4,000
Revenue	53,817	65,098	56,921
Copper Commodity [Member]
Disclosure Of Climate Change [Line Items]
Revenue	14,900	16,000
Nickel Commodity [Member]
Disclosure Of Climate Change [Line Items]
Revenue	1,900	1,700
Nickel Commodity Batterysuitable3 [Member]
Disclosure Of Climate Change [Line Items]
Revenue	1,000
Nickel Commodity Other [Member]
Disclosure Of Climate Change [Line Items]
Revenue	900
Uranium Commodity [Member]
Disclosure Of Climate Change [Line Items]
Revenue	$ 400	200
Metallurgical Coal [member]
Disclosure Of Climate Change [Line Items]
Reasonably possible acceleration in forecast cash flows	5 years
Lease Liabilities [member]
Disclosure Of Climate Change [Line Items]
Increase through new leases, liabilities arising from financing activities	$ 542	866
New Dual Fuelled LNG Vessels [Member]
Disclosure Of Climate Change [Line Items]
Additions to right-of-use assets	90
New Dual Fuelled LNG Vessels [Member] | Lease Liabilities [member]
Disclosure Of Climate Change [Line Items]
Increase through new leases, liabilities arising from financing activities	90
Renewable Power Purchase Agreements [Member]
Disclosure Of Climate Change [Line Items]
Derivative financial assets	50
Coal [member] | Metallurgical Coal [member]
Disclosure Of Climate Change [Line Items]
Revenue	7,430	11,990	4,260
Operating segments [member] | Coal [member]
Disclosure Of Climate Change [Line Items]
Revenue	10,958	15,549	5,154
Operating segments [member] | Coal [member] | New South Wales Energy Coal [member]
Disclosure Of Climate Change [Line Items]
Assets (liabilities)	220
Property, plant and equipment	530
Provisions and other liabilities	750
Revenue	$ 3,306	$ 3,035	$ 839
Scenario Forecast [member]
Disclosure Of Climate Change [Line Items]
Decrease In Percentage Of Reduction Of Operational GHG Emissions				30.00%
Bottom of range [member] | Operating segments [member]
Disclosure Of Climate Change [Line Items]
Discount rate used in current estimate of value in use	7.00%	6.00%
Top of range [member] | Operating segments [member]
Disclosure Of Climate Change [Line Items]
Discount rate used in current estimate of value in use	9.50%	8.50%